INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2015	2014

Raw materials, parts and supplies	$7,084	$8,130
Work in progress	7,471	5,477
Finished products	10,803	11,505

	$25,358	$25,112